Loan Quality and Allowance for Loan Losses - Performance Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,815,510	$ 1,742,868	$ 1,361,718
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	570,600	580,612	500,647
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,057,288	983,755	666,828
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	8,708	7,281	11,851
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	78,448	67,261	70,688
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	72,195	75,611	80,813
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	23,411	24,010	26,613
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,860	4,338	4,278
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,586,743	1,503,363	1,161,443
Originated and Purchased Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	1,571,980	1,486,994	1,140,847
Originated and Purchased Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing		125
Nonaccrual	14,763	16,244	20,596
Total nonperforming	14,763	16,369	20,596
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	505,004	506,445	498,987
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	495,818	497,243	487,671
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	9,186	9,202	11,316
Total nonperforming	9,186	9,202	11,316
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	950,896	878,743	548,356
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	947,426	873,421	540,585
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	3,470	5,322	7,771
Total nonperforming	3,470	5,322	7,771
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	5,700	3,619	5,717
Originated and Purchased Loans [Member] | Construction [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	5,700	3,619	5,717
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	44,601	32,589	27,051
Originated and Purchased Loans [Member] | Commercial Business [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	43,148	31,326	25,975
Originated and Purchased Loans [Member] | Commercial Business [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,453	1,263	1,076
Total nonperforming	1,453	1,263	1,076
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	64,996	67,173	66,726
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	64,360	66,734	66,320
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	636	439	406
Total nonperforming	636	439	406
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	10,788	10,546	10,461
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	10,771	10,529	10,461
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	17	17
Total nonperforming	17	17
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,758	4,248	4,145
Originated and Purchased Loans [Member] | Other Consumer [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,757	4,122	4,118
Originated and Purchased Loans [Member] | Other Consumer [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90+ days past due and accruing		125
Nonaccrual	1	1	27
Total nonperforming	1	126	27
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	228,767	239,505	200,275
Loans Acquired at Fair Value [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	218,545	230,571	189,954
Loans Acquired at Fair Value [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	10,222	8,934	10,321
Total nonperforming	10,222	8,934	10,321
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	65,596	74,167	1,660
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	64,608	73,425	1,301
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	988	742	359
Total nonperforming	988	742	359
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	106,392	105,012	118,472
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	104,587	103,399	116,080
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1,805	1,613	2,392
Total nonperforming	1,805	1,613	2,392
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	3,008	3,662	6,134
Loans Acquired at Fair Value [Member] | Construction [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	352	2,214	3,248
Loans Acquired at Fair Value [Member] | Construction [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	2,656	1,448	2,886
Total nonperforming	2,656	1,448	2,886
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	33,847	34,672	43,637
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	30,452	31,016	39,877
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	3,395	3,656	3,760
Total nonperforming	3,395	3,656	3,760
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	7,199	8,438	14,087
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	6,788	7,928	13,790
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	411	510	297
Total nonperforming	411	510	297
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	12,623	13,464	16,152
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	11,657	12,500	15,526
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	966	964	626
Total nonperforming	966	964	626
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	102	90	133
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	101	89	132
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual	1	1	1
Total nonperforming	$ 1	$ 1	$ 1